Commitments and Contingencies - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Sep. 30, 2017 BRL (R$)
Disclosure of commitments and contingencies [line items]
Operating lease expenses	$ 8,941	R$ 29,578	R$ 28,978	R$ 21,542
Brazilian tax authorities [member]
Disclosure of commitments and contingencies [line items]
Tax assessment amount					R$ 89,013